Expense Example {- Financial Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Financial Services Portfolio - VIP Financial Services Portfolio-Initial VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810